Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
Internet service company with 80% equity interest owned by Group [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Cash	$387
Other net assets acquired, excluding intangible assets and related deferred tax liabilities	(9)
Intangible assets
Technology	2,451
Trade mark	866
Deferred tax liability	(829)
Goodwill	8,762
Fair value of 20% equity interests owned by the Group	(1,831)
Non-Controlling Interest	(1,831)

Total	$7,966

Business Acquisition, Pro Forma Information
	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma revenue	$329,591	$671,429
Pro forma net income	$45,938	$98,582
Pro forma earnings per ordinary share-basic	$0.26	$0.55
Pro forma earnings per ordinary share-diluted	$0.25	$0.51

Overseas internet service company [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Cash	$687
Other net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,512
Intangible assets
Customer relationship	3,147
Technology	535
User base	129
Goodwill	8,319
Deferred tax liability	(1,069)
Non-Controlling Interest	(5,396)

Total	$7,864

Business Acquisition, Pro Forma Information
	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma revenue	$336,215	$675,981
Pro forma net income	$44,940	$99,001
Pro forma earnings per ordinary share-basic	$0.25	$0.55
Pro forma earnings per ordinary share-diluted	$0.24	$0.51

Internet service company with 51% equity interest owned by Group [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Cash	$10,169
Other net assets acquired, excluding intangible assets and related deferred tax liabilities	80
Intangible assets
Technology	1,188
User base	27
Goodwill	6,346
Deferred tax liability	(304)
Non-Controlling Interest	(7,506)

Total	$10,000

Business Acquisition, Pro Forma Information
	Year ended December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma revenue	$329,032	$671,180
Pro forma net income	$46,471	$97,658
Pro forma earnings per ordinary share-basic	$0.26	$0.54
Pro forma earnings per ordinary share-diluted	$0.25	$0.51